ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2018
Organization And Description Of Business [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Organization

MDJM LTD (the “Company” or “MDJM”) was incorporated on January 26, 2018 under the laws of the Cayman Islands as an exempted company under the name of MDJLEAD LTD. Effective on May 7, 2018, the Company’s corporate name changed to MDJM LTD. The Company through its subsidiaries and consolidated variable interest entity (“VIE”), is principally engaged in providing end-to-end services in the life cycle of a residential real estate project, including primary real estate agency services, real estate consulting services, and training and evaluation with respect to primary agency sales services in the People’s Republic of China (“PRC”). The Company or MDJM, its subsidiaries and consolidated VIE are also collectively referred to as the “Group”, or where appropriate, the terms the “Group”, “we”, “our, or “us” are also referred to as MDJM or the Company and its subsidiaries and the consolidated VIE as a whole. The Company’s subsidiaries and the consolidated VIE are also referred to as “Subsidiaries”.

MDJCC Limited (“MDJH Hong Kong”) was incorporated on February 9, 2018 under the laws of Hong Kong. MDJM owned 100% interest of MDJH Hong Kong.

Beijing Mingda Jiahe Technology Development Co. Ltd. (“Mingda Beijing”), was a limited liability company organized on March 9, 2018 under the laws of the PRC, a wholly-foreign owned entity (“WFOE”) and 100% owned by MDJH Hong Kong. Mingda Beijing is also referred to as WFOE.

Tianjin Mingda Jiahe Real Estate Co. Ltd. (“Mingda Tianjin” or “VIE”), was a limited liability company organized on September 25, 2002 under the laws of the PRC.

The following table lists the wholly-owned subsidiaries and the consolidated VIE of the Company:

Name of the Company	Date of Incorporation	Place of Incorporation	Percentage of Ownership
MDJCC Limited	2/9/2018	Hong Kong	100%
Beijing MingdaJiahe Technology Development Co. Ltd	3/9/2018	PRC	WFOE
Tianjin Mingdajiahe Real Estate Corporation	9/25/2002	PRC	VIE

VIE Arrangements

PRC regulations currently prohibit or restrict foreign ownership of companies that provide services in certain industrials. To comply with these regulations, on April 28, 2018, Mingda Beijing, a WFOE entered into a series of contractual arrangements with Mingda Tianjin, a VIE. The Agreements provide WFOE effective control over and the ability to receive substantially all of the economic benefits of its VIE.

Agreements that Transfer Economic Benefits of the VIE to the Group

On April 28, 2018, Mingda Beijing, the WFOE entered into an “Exclusive Business Cooperation Agreement” (“Business Agreement”) with Mingda Tianjin.  Pursuant to the Business Agreement, Mingda Beijing, the WFOE will provide with a series of consulting and technical support services to Mingda Tianjin and are entitled to receive 100% of Mingda Tianjin’s net income after deduction of the required PRC statutory reserve. The service fee is paid annually or at any such time agreed by WFOE and Mingda Tianjin. The term of this Business Agreement is valid for ten years upon execution of the agreement and may be extended or terminated prior to the expiration date at will of Mingda Beijing. Unless expressly provided by this Business Agreement, without prior written consent of the WFOE, the Mingda Tianjin may not engage any third party to provide the services offered by the WFOE under this agreement.

Agreements that Provide Effective Control over VIE

On April 28, 2018, each of the shareholders of the Minda Tianjin has entered into an “Exclusive Call Option Agreement” (“Option Agreement”) with Mingda Beijing. Pursuant to the Option Agreements, each of the shareholders of the Mingda Tianjin has granted an irrevocable and unconditional option to the Mingda Beijing or their designees to acquire all or part of such shareholder’s equity interests in Mingda Tianjin at its sole discretion, to the extent as permitted by PRC laws and regulations then in effect. The consideration for such acquisition of all equity interests in the Mingda Tianjin will be equal to the registered capital of the Mingda Tianjin, and if PRC law requires the consideration to be greater than the registered capital, the consideration will be the minimum amount as permitted by PRC law. The term of this Option Agreement is valid for ten years upon execution of the agreement and may be extended prior to the expiration date at will of Mingda Beijing.

On April 28, 2018, each of the shareholders of the Mingda Tianjin has also entered into an “Equity Pledge Agreement” (“Pledge Agreement”) with Mingda Beijing. Pursuant to which these shareholders pledged their respective equity interest in the Mingda Tianjin to guarantee the performance of the obligations of the VIE. Mingda Beijing, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. Pursuant to the Pledge Agreement, each shareholder of the Mingda Tianjin cannot transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their respective equity interest in the Mingda Tianjin without the prior written consent of Mingda Beijing. The equity pledge right will expire when the termination of exclusive business cooperation and all service fees be paid. The equity pledges of the Mingda Tianjin have been registered with the relevant local branch of the State Administration for Industry and Commerce, or SAIC.

Risks in relation to the VIE structure

The Company believes that the Foreign Owned Subsidiaries’ contractual arrangements with the VIE are in compliance with the PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and the interests of the shareholders of the VIE may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIE not to pay the service fees when required to do so.

The Company’s ability to control the VIE also depends on the power of attorney the Foreign Owned Subsidiaries have to vote on all matters requiring shareholder approval in the VIE. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the Company may be subject to fines or other actions. The Company does not believe such actions would result in the liquidation or dissolution of the Company, the Foreign Owned Subsidiaries or the VIE.

The Company, through its subsidiaries, its WFOE and through the contractual arrangements, has (1) the power to direct the activities of the VIE that most significantly affect the entity’s economic performance and (2) the right to receive benefits from the VIE. Accordingly, the Company is the primary beneficiary of the VIE and has consolidated the financial results of the VIE.

The accompanying consolidated financial statements present the historical financial position, results of operations and cash flows of Tianjin Mingdajiahe Real Estate Co. Ltd. and its subsidiaries, and adjusted for the effects of the corporate restructure as disclosed per above. Accordingly, the accompanying consolidated financial statements have been prepared as if the current corporate structure (“restructuring” or “reorganization”) had been in existence throughout the periods presented (see Note 8 for the 10,380,000 ordinary shares of MDJM issued on January 26, 2018 in connection with the reorganization and anticipation of the initial public offering (“IPO”) of the Company’s equity security).